Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

	Total	Level 1	Level 2	Level 3
Cash equivalents:
Commercial paper	$19,598	$—	$19,598	$—
Money market funds	13,760	13,760	—	—
U.S. government securities	998	—	998	—

Total cash equivalents	$34,356	13,760	$20,596	$—

Marketable debt securities, available-for-sale:
Certificates of deposit	$5,979	$—	$5,979	$—
Commercial paper	29,664	—	29,664	—
Corporate bonds	645	—	645	—
U.S. government securities	8,963	—	8,963	—

Total Marketable debt securities, available-for-sale	$45,251	$—	$45,251	$—

Marketable debt securities, available-for-sale, net of current portion:
Asset backed securities	$2,779	$—	$2,779	$—
Corporate bonds	6,704	—	6,704	—
Non-U.S. government securities	421	—	421	—
U.S. government securities	8,923	—	8,923	—

Total Marketable debt securities, available-for-sale, net of current portion	$18,827	$—	$18,827	$—

There were no transfers in or out of Level 3 during the reporting period.